                                             1933 Act Registration No.  2-14784

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 31, 1997
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                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM N-1A
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                                                     ------
                        Post-Effective Amendment No.    60
                                                     ------

                                        AND/OR

                           REGISTRATION STATEMENT UNDER THE
                            INVESTMENT COMPANY ACT OF 1940
                                Amendment No.
                                             ------
                           (Check appropriate box or boxes)

                               FORTIS GROWTH FUND, INC.
                  (Exact Name of Registrant as Specified in Charter)

                                 500 Bielenberg Drive
                              Woodbury, Minnesota  55125
                  (Address of Principal Executive Offices, Zip Code)

                                    (612) 738-4000
                 (Registrant's Telephone Number, including Area Code)

                                Scott R. Plummer, Esq.
                                 500 Bielenberg Drive
                              Woodbury, Minnesota  55125
                       (Name and Address of Agent for Service)

                                       COPY TO:
                               Michael J. Radmer, Esq.
                                 Dorsey & Whitney LLP
                                220 South Sixth Street
                          Minneapolis, Minnesota  55402-1498

It is proposed that this filing will become effective (check appropriate box):
               immediately upon filing pursuant to paragraph (b) of Rule 485
     --------
         X     on January 1, 1998 pursuant to paragraph (b) of Rule 485
     --------
               75 days after filing pursuant to paragraph (a) of Rule 485
     --------
               60 days after filing pursuant to paragraph (a) of Rule 485
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                               FORTIS GROWTH FUND, INC.
                         Registration Statement on Form N-1A
                            ------------------------------
                                Cross Reference Sheet
                               Pursuant to Rule 481(a)
                            ------------------------------

Item No.                                     Prospectus Heading
--------                                     ------------------

1.   Cover Page. . . . . . . . . . . . .     Cover Page (no caption)
2.   Synopsis. . . . . . . . . . . . . .     Summary of Fund Expenses
3.   Financial Highlights. . . . . . . .     Financial Highlights
4.   General Description of
     Registrant. . . . . . . . . . . . .     Organization and Classification;
                                             Investment Objectives and Policies
5.   Management of the Fund. . . . . . .     Management
6.   Capital Stock and Other
     Securities. . . . . . . . . . . . .     Capital Stock; Shareholder
                                             Inquiries; Dividends and Capital
                                             Gain Distributions; Taxation
7.   Purchase of Securities Being
     Offered . . . . . . . . . . . . . .     How to Buy Fund Shares; Valuation
                                             of Securities
8.   Redemption or Repurchase. . . . . .     Redemption
9.   Pending Legal Proceedings . . . . .     None

Heading                                      Statement of Additional Information
-------                                      -----------------------------------
10.  Cover Page. . . . . . . . . . . . .     Cover Page (no caption)
11.  Table of Contents . . . . . . . . .     Table of Contents
12.  General Information and History . .     Organization and Classification
13.  Investment Objectives and Policies.     Investment Objectives and Policies
14.  Management of the Fund. . . . . . .     Directors and Executive Officers
15.  Control Persons and Principal
     Holders of Securities . . . . . . .     Capital Stock
16.  Investment Advisory and Other
     Services. . . . . . . . . . . . . .     Investment Advisory and Other
                                             Services
17.  Brokerage Allocation and Other
     Practices . . . . . . . . . . . . .     Portfolio Transactions and
                                             Allocation of Brokerage
18.  Capital Stock and Other Securities.     Capital Stock
19.  Purchase, Redemption and Pricing
     of Securities Being Offered . . . .     Computation of Net Asset Value and
                                             Pricing; Special Purchase Plans;
                                             Redemption
20.  Tax Status. . . . . . . . . . . . .     Taxation
21.  Underwriters. . . . . . . . . . . .     Underwriter
22.  Calculations of Performance Data. .     Performance
23.  Financial Statements. . . . . . . .     Financial Statements

                             Incorporation by Reference
                                         and
                                   Explanatory Note


          Part A (Prospectus) of this Registration Statement is incorporated by reference from Post-Effective Amendment No. 79 to the Registration Statement of Fortis Equity Portfolios, Inc. (File No. 2-11387) filed on December 31, 1997. Such Prospectus combines four Registrants: three series of Fortis Equity Portfolios, Inc., two series of Fortis Advantage Portfolios, Inc., one series of Fortis Fiduciary Fund, Inc. and one series of Fortis Growth Fund, Inc.

          The Part B (Statement of Additional Information) of this Registration Statement is incorporated by reference from Post-Effective Amendment No. 79 to the Registration Statement of Fortis Equity Portfolios, Inc. (File No. 2-11387) filed on December 31, 1997. Such Part B also combines the same four Registrants: three series of Fortis Equity Portfolios, Inc., two series of Fortis Advantage Portfolios, Inc., one series of Fortis Fiduciary Fund, Inc. and one series of Fortis Growth Fund, Inc. Post-Effective Amendment No. 79 was filed pursuant to Rule 485(a) to become effective on the same day as this Registration Statement.

     This Registration Statement contains the cover page, cross-reference sheet, Part C, Exhibit 11 (Auditors' Consent) and signature page.

                                        PART C

                               Fortis Growth Fund, Inc.

                                  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial statements are incorporated by reference to the Registrant's Annual Report previously filed with the Commission.

(b)  Exhibits:

     1.   Articles of Incorporation (5)
     2.   Bylaws (1)
     3.   Not applicable
     4.   Not applicable
     5.   Investment Advisory and Management Agreement (1)
     6.   Underwriting Agreement (5) and (6)
     7.   Not applicable
     8.   Custody Agreement (1)
     9.   Not applicable
     10.  Not applicable
     11.  Consent of KPMG Peat Marwick LLP (8)
     12.  Not applicable
     13.  Not applicable
     14.  Model plan establishing retirement plan (3) and (4)
     15.  Rule 12b-1 Plan (7)
     16.  Computation of Performance Quotations (2)
     17.  Not applicable
     18.  Plan pursuant to Rule 18f-3 (6)

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(1) Incorporated by reference to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A filed with the Commission in October 1992.
(2) Incorporated by reference to Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A filed with the Commission in April 1989.
(3) Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A filed with the Commission in November 1991.
(4) Incorporated by reference to a Post-Effective Amendment to the Registrant's Registration Statement on Form N-1A filed with the Commission in November 1993.
(5) Incorporated by reference to Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A filed with the Commission in November 1994.

(6) Incorporated by reference to Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A filed with the Commission in October 1995.
(7) Incorporated by reference to Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A filed with the Commission in December 1996.
(8)  Filed herewith.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

     As of November 30, 1997, there were the following number of record holders of each class of Common Shares of the Fund:

          Class A       65,639
          Class B        3,318
          Class C          789
          Class H        9,084
          Class Z        1,566

ITEM 27.  INDEMNIFICATION

     Refer to Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the Commission in March 1988, which is incorporated herein by reference.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information on the business of the Adviser is described in the Statement of Additional Information. In addition to those listed in the Statement of Additional Information:

                                                  Other Business/Employment
Name                  Position with Adviser       During Past Two Years
----                  ---------------------       -------------------------
Michael D. O'Connor   Qualified Plan Officer      Qualified Plan Officer of
                                                  Fortis Benefits Insurance
                                                  Company

David C. Greenzang    Money Market Portfolio      Debt securities manager with
                       Officer                    Fortis, Inc.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a)  Fortis Advantage Portfolios, Inc.
     Fortis Equity Portfolios, Inc.
     Fortis Fiduciary Fund, Inc.
     Fortis Income Portfolios, Inc.
     Fortis Money Portfolios, Inc.
     Fortis Securities, Inc.
     Fortis Series Fund, Inc.
     Fortis Worldwide Portfolios, Inc.
     Variable Account C of Fortis Benefits Insurance Company
     Variable Account D of Fortis Benefits Insurance Company

(b)  In addition to those listed in the Statement of Additional Information:

                      Positions and Offices       Positions and Offices
   Name/Address         with Underwriter             with Registrant
------------------  --------------------------  ------------------------
Carol M. Houghtby     2nd Vice President and      Accounting Officer
500 Bielenberg Drive  Treasurer
Woodbury, MN


(c)  Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The physical possession of the accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 to 3la-3 promulgated thereunder is maintained by the Registrant at Fortis Advisers, Inc., 500 Bielenberg Drive, Woodbury, MN 55125.

ITEM 31.  MANAGEMENT SERVICES

     Not applicable.

ITEM 32.  UNDERTAKINGS

(a)  Not applicable.

(b)  Not applicable.

(c) Each recipient of a prospectus of any series of the Registrant may request the latest Annual Report of such series, and such Annual Report will be furnished by the Registrant without charge.

                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Woodbury and State of Minnesota on the 29th day of December 1997.

                                            FORTIS GROWTH FUND, INC.
                                            (Registrant)


                                            By /s/ Dean C. Kopperud
                                              ------------------------------
                                              Dean C. Kopperud, President

           Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

  /s/ Dean C. Kopperud             President (principal     December 29, 1997
---------------------------        executive officer)
 Dean C. Kopperud

  /s/ Tamara L. Fagely             Treasurer (principal     December 29, 1997
---------------------------        financial and
Tamara L. Fagely                   accounting officer)

Richard D. Cutting*                Director

Allan R. Freedman*                 Director

Robert M. Gavin*                   Director

Benjamin S. Jaffray*               Director

Jean L. King*                      Director

Richard M. Mahoney*                Director

Robb L. Prince*                    Director

Leonard J. Santow*                 Director

Noel S. Shadko                     Director

Joseph M. Wikler*                  Director


*By   /s/ Dean C. Kopperud                                  December 29, 1997
     ------------------------
      Dean C. Kopperud, Attorney-in-Fact
      (Pursuant to a Power of Attorney dated March 21, 1996)